Financial Risk and Insurance Management - Summary of Assets and Liabilities of Exchange Risk (Detail) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Jun. 30, 2025 PEN (S/)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 COP ($)	Jun. 30, 2025 MXN ($)	Dec. 31, 2024 PEN (S/)	Jun. 30, 2024 PEN (S/)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 COP ($)	Jun. 30, 2024 MXN ($)	Dec. 31, 2023 PEN (S/)
Assets [abstract]
Cash and cash equivalents	S/ 174,661				S/ 235,745	S/ 157,729				S/ 241,133
Trade accounts receivable	1,120,504				1,041,330
Derivative financial instruments assets	44,472				67,472
Total assets	7,167,127				7,080,720
Liabilities [abstract]
Loans and borrowings	(3,573,771)				(3,619,774)
Lease liabilities	(128,541)				(147,888)	S/ (147,184)				S/ (158,045)
Trade accounts payable	(918,446)				(931,265)
Derivative financial instruments liabilities	(71,935)				(42,370)
Total liabilities	S/ (5,371,113)				S/ (5,457,780)
Currency risk [member]
Assets [abstract]
Cash and cash equivalents		$ 1,834	$ 43,651,320	$ 92,426			$ 12,060	$ 26,530,345	$ 76,996
Trade accounts receivable		2,984	745,142,852	573,474			2,039	674,601,562	623,698
Other assets		2,358	92,620,574	166,473			1,617	59,404,549	71,770
Derivative financial instruments assets		12,536		0			17,368
Total assets		19,712	881,414,746	832,373			33,084	760,536,456	772,464
Liabilities [abstract]
Loans and borrowings		(539,986)	(274,416,205)	(6,036,393)			(468,598)	(781,412,044)	(6,871,793)
Lease liabilities		(27,051)	(46,132,362)				(17,395)	(51,186,962)
Trade accounts payable		(15,719)	(501,245,194)	(641,540)			(16,974)	(466,373,079)	(479,904)
Other accounts payable		(6,581)	(68,363,798)	(471,567)			(24,335)	(257,478,560)	(483,463)
Derivative financial instruments liabilities		(1,905)		(323,473)			(10,985)
Total liabilities		(591,242)	(890,157,559)	(7,472,973)			(538,287)	(1,556,450,645)	(7,835,160)
Liability position, net		$ (571,530)	$ (8,742,813)	$ (6,640,600)			$ (505,203)	$ (795,914,189)	$ (7,062,696)